United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/2013

Date of Reporting Period: Quarter ended 12/31/2012

Item 1. Schedule of Investments

Federated Clover Small Value Fund
Portfolio of Investments
December 31, 2012 (unaudited)
Shares			Value
		COMMON STOCKS—96.9%
		Consumer Discretionary—13.7%
181,100	[1]	Aeropostale, Inc.	$2,356,111
180,909		bebe stores, Inc.	721,827
180,325	[1]	Body Central Corp.	1,796,037
67,725		Cinemark Holdings, Inc.	1,759,496
52,835		Cooper Tire & Rubber Co.	1,339,896
324,050	[1]	CROCs, Inc.	4,663,079
9,700	[1]	Genesco, Inc.	533,500
225,925		Hot Topic, Inc.	2,180,176
111,100		JAKKS Pacific, Inc.	1,390,972
316,425	[1]	K-Swiss, Inc., Class A	1,063,188
184,750		La-Z Boy Chair Co.	2,614,212
124,675	[1]	Lions Gate Entertainment Corp.	2,044,670
68,525		Monro Muffler Brake, Inc.	2,396,319
146,950	[1]	New York Times Co., Class A	1,253,484
282,200	[1]	Pandora Media, Inc.	2,590,596
183,150		RadioShack Corp.	388,278
74,150		Rent-A-Center, Inc.	2,547,794
41,220		Service Corp. International	569,248
170,725		Spartan Motors, Inc.	841,674
57,025	[1]	Tenneco Automotive, Inc.	2,002,148
182,925		The Jones Group, Inc.	2,023,151
72,425		True Religion Apparel, Inc.	1,841,044
35,525		Vail Resorts, Inc.	1,921,547
110,925	[1]	Vera Bradley, Inc.	2,784,217
276,325		World Wrestling Entertainment, Inc.	2,180,204
		TOTAL	45,802,868
		Consumer Staples—2.4%
317,000	[1]	Alliance One International, Inc.	1,153,880
90,500		Fresh Del Monte Produce, Inc.	2,384,675
75,870		Spartan Stores, Inc.	1,165,363
95,125	[1]	The Pantry, Inc.	1,153,867
42,755	[1]	TreeHouse Foods, Inc.	2,228,818
		TOTAL	8,086,603
		Energy—5.7%
177,500		Arch Coal, Inc.	1,299,300
99,200		Energy XXI (Bermuda) Ltd.	3,193,248
632,525	[1]	Hercules Offshore, Inc.	3,909,004
289,750	[1]	Kodiak Oil & Gas Corp.	2,564,288
194,575	[1]	Pacific Drilling SA	1,836,788
384,375	[1]	Sandridge Energy, Inc.	2,440,781
98,450	[1]	SemGroup Corp.	3,847,426
		TOTAL	19,090,835
		Financials—30.5%
149,925		Alterra Capital Holdings Ltd.	4,226,386
162,350	[1]	American Capital Ltd.	1,948,200
175,025		American Equity Investment Life Holding Co.	2,137,055
85,208		Argo Group International Holdings Ltd.	2,862,137
1

Shares			Value
		COMMON STOCKS—continued
		Financials—continued
297,950		Associated Estates Realty Corp.	$4,802,954
171,975		Brookline Bancorp, Inc.	1,461,788
497,475		CNO Financial Group, Inc.	4,641,442
52,650		City Holding Co.	1,834,852
117,125		East West Bancorp, Inc.	2,517,016
161,145		FNB Corp. (PA)	1,711,360
343,300		First Commonwealth Financial Corp.	2,341,306
244,150		First Niagara Financial Group, Inc.	1,936,109
124,575		First Potomac Realty Trust	1,539,747
174,100		FirstMerit Corp.	2,470,479
167,063		Flushing Financial Corp.	2,562,746
103,250		Hancock Holding Co.	3,277,155
77,950		Hanover Insurance Group, Inc.	3,019,783
56,705		Independent Bank Corp.- Massachusetts	1,641,610
83,520		LTC Properties, Inc.	2,939,069
417,625		Lexington Realty Trust	4,364,181
446,810		MFA Mortgage Investments, Inc.	3,623,629
213,770		Maiden Holdings Ltd.	1,964,546
34,150		Mid-American Apartment Communities, Inc.	2,211,212
123,850	[1]	National Financial Partners Corp.	2,122,789
258,450		Newcastle Investment Corp.	2,243,346
131,375		Northwest Bancshares, Inc.	1,594,893
64,375	[1]	Ocwen Financial Corp.	2,226,731
262,300		Old National Bancorp	3,113,501
27,325		Oriental Financial Group	364,789
159,525	[1]	PHH Corp.	3,629,194
69,550		Pennymac Mortgage Investment Trust	1,758,920
30,185		Platinum Underwriters Holdings Ltd.	1,388,510
58,675		Potlatch Corp.	2,299,473
35,500		ProAssurance Corp.	1,497,745
144,725		Starwood Property Trust, Inc.	3,322,886
78,485		Sun Communities, Inc.	3,130,767
481,200		Susquehanna Bankshares, Inc.	5,042,976
1,191,725		Synovus Financial Corp.	2,919,726
77,800		Wintrust Financial Corp.	2,855,260
		TOTAL	101,546,268
		Health Care—4.8%
47,775	[1]	Alere, Inc.	883,838
100,475	[1]	Alkermes, Inc.	1,860,797
32,625	[1]	Community Health Systems, Inc.	1,002,893
52,900	[1]	Endo Health Solutions, Inc.	1,389,683
68,175	[1]	MAP Pharmaceuticals, Inc.	1,071,029
16,955	[1]	Magellan Health Services, Inc.	830,795
59,750		Meridian Bioscience, Inc.	1,209,938
98,262	[1]	Merit Medical Systems, Inc.	1,365,842
47,975	[1]	Tornier NV	805,500
37,975		Universal Health Services, Inc., Class B	1,836,091
70,565	[1]	ViroPharma, Inc.	1,606,059
19,425	[1]	Wellcare Health Plans, Inc.	945,803
53,600	[1]	Wright Medical Group, Inc.	1,125,064
		TOTAL	15,933,332
2

Shares			Value
		COMMON STOCKS—continued
		Industrials—15.4%
116,700	[1]	Aegion Corp.	$2,589,573
120,175		Altra Holdings, Inc.	2,649,859
100,650		Avery Dennison Corp.	3,514,698
102,545		Barnes Group, Inc.	2,303,161
121,300		Briggs & Stratton Corp.	2,557,004
63,750		Con-way, Inc.	1,773,525
42,200		Dun & Bradstreet Corp.	3,319,030
113,950	[1]	Foster Wheeler AG	2,771,264
39,000		Gardner Denver, Inc.	2,671,500
80,500	[1]	General Cable Corp.	2,448,005
244,125	[1]	GrafTech International Ltd.	2,292,334
85,183	[1]	Kratos Defense & Security Solutions	428,470
136,350		Manitowoc, Inc.	2,137,968
202,725	[1]	Orbital Sciences Corp.	2,791,523
39,825		Regal Beloit Corp.	2,806,468
120,475	[1]	Terex Corp.	3,386,552
100,925		Titan International, Inc.	2,192,091
26,100		Triumph Group, Inc.	1,704,330
145,750	[1]	USG Corp.	4,091,202
64,300	[1]	United Rentals, Inc.	2,926,936
		TOTAL	51,355,493
		Information Technology—12.1%
95,350	[1]	Advanced Energy Industries, Inc.	1,316,784
39,900	[1]	Anixter International, Inc.	2,552,802
62,765		Black Box Corp.	1,527,700
165,700		Brooks Automation, Inc.	1,333,885
55,585	[1]	CSG Systems International, Inc.	1,010,535
85,120		CTS Corp.	904,826
163,925	[1]	Fairchild Semiconductor International, Inc., Class A	2,360,520
122,586	[1]	Finisar Corp.	1,998,152
135,475		First American Financial Corp.	3,263,593
66,347	[1]	Insight Enterprises, Inc.	1,152,447
213,975		Intersil Holding Corp.	1,773,853
65,335		j2 Global, Inc.	1,997,944
46,700	[1]	Multi-Fineline Electronix, Inc.	943,807
846,150	[1]	Quantum Corp., - DLT & Storage Systems	1,049,226
637,275	[1]	RF Micro Devices, Inc.	2,854,992
190,000		SAIC, Inc.	2,150,800
214,350	[1]	Sanmina Corp.	2,372,854
148,960	[1]	Symmetricom, Inc.	859,499
123,250	[1]	Take-Two Interactive Software, Inc.	1,356,983
131,325		Tessera Technologies, Inc.	2,156,356
471,700	[1]	Triquint Semiconductor, Inc.	2,283,028
46,275	[1]	Verint Systems, Inc.	1,358,634
40,375	[1]	ViaSat, Inc.	1,570,588
		TOTAL	40,149,808
		Materials—7.3%
129,625		Commercial Metals Corp.	1,926,227
77,200		Georgia Gulf Corp.	3,186,816
115,950		Globe Specialty Metals, Inc.	1,594,312
323,000		Hecla Mining Co.	1,883,090
3

Shares			Value
		COMMON STOCKS—continued
		Materials—continued
139,575	[1]	Horsehead Holding Corp.	$1,425,061
179,400		Huntsman Corp.	2,852,460
59,850	[1]	Intrepid Potash, Inc.	1,274,207
108,425	[1]	Kapstone Paper and Packaging Corp.	2,405,951
30,175		Scotts Miracle-Gro Co.	1,329,209
254,775	[1]	Stillwater Mining Co.	3,256,024
88,775		Walter Industries, Inc.	3,185,247
		TOTAL	24,318,604
		Utilities—5.0%
97,025		Atmos Energy Corp.	3,407,518
82,225		Cleco Corp.	3,289,822
58,225		El Paso Electric Co.	1,857,960
141,825		Idacorp, Inc.	6,148,114
75,300		Portland General Electric Co.	2,060,208
		TOTAL	16,763,622
		TOTAL COMMON STOCKS (IDENTIFIED COST $297,046,081)	323,047,433
		MUTUAL FUND—3.2%
10,732,497	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	10,732,497
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $307,778,578)[4]	333,779,930
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(232,250)
		TOTAL NET ASSETS—100%	$333,547,680
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At December 31, 2012, the cost of investments for federal tax purposes was $307,778,578. The net unrealized appreciation of investments for federal tax purposes was $26,001,352. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $39,878,504 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,877,152.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
4

Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
5
Federated Clover Value Fund
Portfolio of Investments
December 31, 2012 (unaudited)
Shares			Value
		COMMON STOCKS—96.9%
		Consumer Discretionary—10.5%
439,000		Harman International Industries, Inc.	$19,596,960
1,021,900	[1]	Liberty Interactive Corp.	20,110,992
203,550	[1]	Liberty Media Corp.	23,613,835
1,139,100	[1]	MGM Mirage, Inc.	13,259,124
384,300		Macy's, Inc.	14,995,386
		TOTAL	91,576,297
		Consumer Staples—4.0%
318,600		CVS Caremark Corp.	15,404,310
164,600		Kraft Foods Group, Inc.	7,484,362
493,800		Mondelez International, Inc., Class A	12,577,086
		TOTAL	35,465,758
		Energy—12.0%
254,600		Anadarko Petroleum Corp.	18,919,326
561,096		Energy XXI (Bermuda) Ltd.	18,061,680
731,200		Marathon Oil Corp.	22,418,592
390,000		Valero Energy Corp.	13,306,800
1,001,400		Williams Cos., Inc.	32,785,836
		TOTAL	105,492,234
		Financials—17.9%
302,300		Ace Ltd.	24,123,540
863,300		Allstate Corp.	34,678,761
617,400		Capital One Financial Corp.	35,765,982
560,300		Citigroup, Inc.	22,165,468
969,319		Hartford Financial Services Group, Inc.	21,751,518
405,280		J.P. Morgan Chase & Co.	17,820,162
		TOTAL	156,305,431
		Health Care—17.7%
706,500		Johnson & Johnson	49,525,650
1,164,815		Merck & Co., Inc.	47,687,526
2,313,645		Pfizer, Inc.	58,026,217
		TOTAL	155,239,393
		Industrials—12.1%
284,100		Boeing Co.	21,409,776
134,900		Cummins, Inc.	14,616,415
458,900	[1]	Fortune Brands Home & Security, Inc.	13,409,058
808,700		Ingersoll-Rand PLC, Class A	38,785,252
140,775		Union Pacific Corp.	17,698,233
		TOTAL	105,918,734
		Information Technology—12.5%
1,004,800		Applied Materials, Inc.	11,494,912
807,300		Broadridge Financial Solutions	18,471,024
597,700		Global Payments, Inc.	27,075,810
573,100		Microsoft Corp.	15,318,963
296,100		Qualcomm, Inc.	18,364,122
510,700		TE Connectivity Ltd.	18,957,184
		TOTAL	109,682,015
1

Shares			Value
		COMMON STOCKS—continued
		Materials—3.8%
289,800		Mosaic Co./The	$16,411,374
387,600		Nucor Corp.	16,736,568
		TOTAL	33,147,942
		Telecommunication Services—1.9%
486,305		AT&T, Inc.	16,393,342
		Utilities—4.5%
2,568,000		AES Corp.	27,477,600
277,400		FirstEnergy Corp.	11,584,224
		TOTAL	39,061,824
		TOTAL COMMON STOCKS (IDENTIFIED COST $756,984,726)	848,282,970
		MUTUAL FUND—0.9%
7,830,048	[2,3]	Federated Prime Value Obligations Fund, Institutional Shares, 0.14% (AT NET ASSET VALUE)	7,830,048
		TOTAL INVESTMENTS—97.8% (IDENTIFIED COST $764,814,774)[4]	856,113,018
		OTHER ASSETS AND LIABILITIES - NET—2.2%[5]	19,519,485
		TOTAL NET ASSETS—100%	$875,632,503
1	Non-income producing security.
2	Affiliated holding.
3	7-Day net yield.
4	At December 31, 2012, the cost of investments for federal tax purposes was $764,814,774. The net unrealized appreciation of investments for federal tax purposes was $91,298,244. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $104,832,203 and net unrealized depreciation from investments for those securities having an excess of cost over value of $13,533,959.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Corporation (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and
2

assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of December 31, 2012, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
3
Federated Prudent Bear Fund
Portfolio of Investments
December 31, 2012 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—4.3%
		Energy—0.7%
200,000	[1]	BNK Petroleum, Inc.	$100,533
47,000	[1]	Celtic Exploration Ltd.	1,242,214
130,000	[1]	Coastal Energy Co.	2,608,626
500,000	[1]	Cub Energy, Inc.	193,526
50,000		Paramount Resources Ltd.	1,608,525
55,000		Tullow Oil PLC	1,120,039
		TOTAL	6,873,463
		Materials—3.6%
3,500,000	[1]	Abacus Mining & Exploration Corp.	580,577
32,400		Agnico Eagle Mines Ltd.	1,699,704
12,400		Agnico Eagle Mines Ltd.	649,856
230,500	[1]	Avala Resources Ltd.	37,077
55,000		Barrick Gold Corp.	1,925,550
700,000	[1]	Belo Sun Mining Corp.	1,140,042
27,300		Cia de Minas Buenaventura SA, Class B, ADR	981,435
475,000	[1]	Corvus Gold, Inc.	835,679
55,000	[1]	Detour Gold Corp.	1,376,244
419,396	[1]	Duluth Metals Ltd.	1,041,428
100,000	[1]	Dundee Precious Metals, Inc.	851,513
200,000	[1]	Fortuna Silver Mines, Inc.	834,422
57,100		Goldcorp, Inc., Class A	2,095,570
800,000	[1]	Gryphon Minerals, Ltd.	434,351
115,000		IAMGOLD Corp.	1,316,829
91,850	[1]	Imperial Metals Corp.	1,117,307
205,000	[1]	Kaminak Gold Corp.	340,052
55,000	[1]	Kennady Diamonds, Inc.	66,352
675,000	[1]	MacArthur Minerals Ltd.	352,870
125,000	[1]	Mag Silver Corp.	1,278,024
120,000		Medusa Mining Ltd.	692,151
320,833	[1]	Mountain Province Diamonds, Inc.	1,254,690
125,000	[1]	New Gold, Inc.	1,378,750
32,600		Newmont Mining Corp.	1,513,944
200,000	[1]	Osisko Mining Corp.	1,608,525
400,000		Panoramic Resources Ltd.	204,129
30,000	[1]	Pretium Resources, Inc.	395,396
507,166	[1]	Rackla Metals, Inc.	25,493
1,521,500	[1]	Radius Gold, Inc.	328,866
850,000	[1]	Rockgate Capital Corp.	461,446
1,000,000	[1]	Romarco Minerals, Inc.	774,103
17,500		Royal Gold, Inc.	1,422,925
47,002		Silver Wheaton Corp.	1,694,472
800,000	[1]	Trevali Mining Corp.	860,561
100,000	[1]	Virginia Mines, Inc.	1,013,371

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
127,000		Yamana Gold, Inc.	$2,185,670
		TOTAL	34,769,374
		TOTAL COMMON STOCKS (IDENTIFIED COST $44,112,536)	41,642,837
		WARRANTS—0.0%
		Materials—0.0%
27,959	[1]	Duluth Metals Ltd., Warrants	28,108
250,000	[1]	Kootenay Gold, Inc., Warrants	6,711
15,625	[1]	Pan American Silver Corp., Warrants	18,509
56,471	[1]	Pan American Silver Corp., Warrants	68,703
507,166	[1]	Rackla Metals, Inc., Warrants	2,549
41,666	[1]	Silver Range Resources, Ltd., Warrants	209
		TOTAL WARRANTS (IDENTIFIED COST $642,262)	124,789
		U.S. Treasury—89.2%
		U.S. Treasury Bills—36.9%
$80,000,000	[2]	United States Treasury Bill, 0.145%, 5/30/2013	79,964,672
275,000,000	[2]	United States Treasury Bill, 0.160%, 5/2/2013	274,917,555
		TOTAL	354,882,227
		U.S. Treasury Notes—52.3%
200,000,000		United States Treasury Note, 0.375%, 7/31/2013	200,281,240
152,200,000		United States Treasury Note, 0.500%, 5/31/2013	152,446,731
150,000,000	[3]	United States Treasury Note, 1.375%, 2/15/2013	150,234,495
		TOTAL	502,962,466
		TOTAL U.S. TREASURY (IDENTIFIED COST $857,738,748)	857,844,693
		Purchased put Options—0.4%
2,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $122.00, Expiration Date 3/16/2013	116,000
8,500	[1]	SPDR S&P 500 ETF Trust, Strike Price $130.00, Expiration Date 3/16/2013	1,058,250
9,000	[1]	SPDR S&P 500 ETF Trust, Strike Price $130.00, Expiration Date 6/22/2013	2,925,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $6,596,850)	4,099,250
		MUTUAL FUND—8.7%
83,736,244	[4,5]	Federated U.S. Treasury Cash Reserves Fund, Institutional Shares, 0.00% (AT NET ASSET VALUE)	83,736,244
		TOTAL INVESTMENTS—102.6% (IDENTIFIED COST $992,826,640)[6]	987,447,813
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[7]	(25,478,125)
		TOTAL NET ASSETS—100%	$961,969,688

Securities Sold Short
Share		Value
35,000	Accenture PLC	2,327,500
810,000	Alcoa, Inc.	7,030,800
176,000	Amex Financial Select Standard & Poor Depository Receipt	2,886,400
23,000	Analog Devices, Inc.	967,380
26,000	Arrow Electronics, Inc.	990,080
62,000	Aruba Networks, Inc.	1,286,500
330,000	AT&T, Inc.	11,124,300
42,000	Autodesk, Inc.	1,484,700
32,000	Avnet, Inc.	979,520
120,000	Banco Bradesco SA, ADR	2,084,400
47,000	Becton, Dickinson & Co.	3,674,930
95,000	Brinker International, Inc.	2,944,050
32,000	C.H. Robinson Worldwide, Inc.	2,023,040
90,000	CA, Inc.	1,978,200
144,000	Campbell Soup Co.	5,024,160
217,000	Carnival Corp.	7,979,090
62,000	Cavium Networks, Inc.	1,935,020
125,000	Cisco Systems, Inc.	2,456,250
92,000	Coach, Inc.	5,106,920
150,000	CONSOL Energy, Inc.	4,815,000
169,000	Darden Restaurants, Inc.	7,616,830
132,000	Dollar Tree, Inc.	5,353,920
112,000	Du Pont (E.I.) de Nemours & Co.	5,036,640
46,000	Edison International	2,078,740
24,000	EMC Corp.	607,200
40,000	Energy Select Sector SPDR	2,857,600
118,000	Entergy Corp.	7,522,500
90,000	EQT Corp.	5,308,200
70,000	Exelon Corp.	2,081,800
47,000	Expeditors International Washington, Inc.	1,858,850
58,000	FedEx Corp.	5,319,760
20,000	Finisar Corp.	326,000
258,000	Gap (The), Inc.	8,008,320
17,000	Grainger (W.W.), Inc.	3,440,290
13,000	IBM Corp.	2,490,150
183,000	Itau Unibanco Holding SA, ADR	3,012,180
73,000	JDS Uniphase Corp.	988,420
46,000	Juniper Networks, Inc.	904,820
58,000	Linear Technology Corp.	1,989,400
25,000	Lockheed Martin Corp.	2,307,250
185,000	Macy's, Inc.	7,218,700
78,000	Materials Select Sector SPDR Trust	2,928,120
57,000	Maxim Integrated Products, Inc.	1,675,800
112,000	McDonald's Corp.	9,879,520
31,000	Mead Johnson Nutrition Co.	2,042,590
29,000	Mercadolibre, Inc.	2,278,530
92,000	Microsoft Corp.	2,459,160
73,000	Molex, Inc.	1,995,090
150,000	Nordstrom, Inc.	8,025,000
33,000	Northrop Grumman Corp.	2,230,140
66,000	NXP Semiconductors NV	1,740,420

Share		Value
60,000	Omnicom Group, Inc.	2,997,600
57,000	Oracle Corp.	1,899,240
308,000	Peabody Energy Corp.	8,195,880
150,000	Polycom, Inc.	1,569,000
20,000	Ralph Lauren Corp.	2,998,400
140,000	Ross Stores, Inc.	7,581,000
45,000	Seagate Technology, Inc.	1,371,600
149,000	Southwestern Energy Co.	4,978,090
350,000	SPDR S&P 500 ETF Trust	49,882,000
277,000	Sysco Corp.	8,769,820
76,000	Taiwan Semiconductor Manufacturing Co., ADR	1,304,160
32,000	Texas Instruments, Inc.	990,080
87,000	Time Warner Cable, Inc.	8,455,530
253,000	Verizon Communications, Inc.	10,947,310
35,000	Western Digital Corp.	1,487,150
30,000	Xilinx, Inc.	1,077,000
117,000	Yum! Brands, Inc.	7,768,800
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $296,606,177)	$302,952,840
At December 31, 2012, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
1S&P 500 Index Short Futures	1,370	$486,384,250	March 2013	$219,423
The average notional value of short futures contracts held by the Fund throughout the period was $554,206,250. This is based on amounts held as of each month-end throughout the three month fiscal period.
The average market value of purchased put options contracts held by the Fund throughout the period was $3,328,900. This is based on amounts held as of each month-end throughout the three month fiscal period.
The average value at settlement date payable of foreign exchange contracts purchased by the Fund throughout the period was $171. This is based on the contracts held as of each month-end throughout the three month fiscal period.
Unrealized Appreciation on Futures Contracts and Value of Securities Sold Short are included in “Other Assets and Liabilities—Net.”
1	Non-income producing security.
2	Discount rate at time of purchase.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
4	Affiliated holding.
5	7-Day net yield.
6	At December 31, 2012, the cost of investments for federal tax purposes was $992,826,640. The net unrealized depreciation of investments for federal tax purposes excluding: a) any unrealized appreciation/depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities, b) short sales and c) futures contracts was $5,378,827. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,147,210 and net unrealized depreciation from investments for those securities having an excess of cost over value of $12,526,037.
7	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2012.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange-traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “ Trustees”).
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
■	Shares of other mutual funds are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price.

■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.
If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.
Fair Valuation and Significant Events Procedures
The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company (“Adviser”) and the Adviser's affiliated companies to determine fair value of securities and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1— quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable.
Level 2— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3— significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices and Investments in Mutual Funds	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,936,869	$—	$—	$2,936,869
International	36,255,298	2,450,670[1]	—	38,705,968
Warrants	—	124,789[2,3]	—	124,789
Debt Securities:
U.S. Treasury	—	857,844,693	—	857,844,693
Purchased Put Options	4,099,250	—	—	4,099,250
Mutual Fund	83,736,244	—	—	83,736,244
TOTAL SECURITIES	$127,027,661	$860,420,152	$—	$987,447,813
OTHER FINANCIAL INSTRUMENTS[4]	$(302,733,417)	$—	$—	$(302,733,417)
1	Includes $2,195,133 of common stock securities transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. These transfers represent the value of the securities at the beginning of the period.
2	Includes $10,088 of warrant securities transferred from Level 1 to Level 2 because securities ceased trading during the period and fair values were obtained using valuation techniques utilizing observable market data. These transfers represent the value of the securities at the beginning of the period.
3	Includes $28,440 of a warrant security transferred from Level 3 to Level 2 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
4	Other financial instruments include securities sold short and futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange Traded Funds
SPDR	—Standard & Poor's Depositary Receipt
6

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Richard A. Novak_

Richard A. Novak

Principal Financial Officer

Date February 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date February 22, 2013

By /S/ Richard A. Novak

Richard A. Novak

Principal Financial Officer

Date February 22, 2013